BT INSURANCE FUNDS TRUST

EAFE Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund

Supplement to the Funds Statement of Additional Information dated April 30,
1999

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

Effective December 1, 1999, Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428, replaced First Data Distributors, Inc. as the Funds distributor.

Effective December 1, 1999, First Data Investor Services Group, Inc. (Investor Services Group), the Funds Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc.

The following information replaces similar information relating to the Trustees and Officers in the Funds Statement of Additional Information:

Trustees and Officers

Name, Address and Age

Position Held with the
Trust
Principal Occupations
During
Past 5 Years



+Robert R. Coby, 47
118 North Drive
North Massapequa, NY
11758
Trustee
Independent Consultant
since April 1999;
President of Lynch &
Mayer, Inc., (1996-1999);
President of Leadership
Capital Inc. (1995-1996);
Chief Operating Officer of
CS First Boston Investment
Management, Inc. (1994-
1995); President of
Blackhawk L.P. (1993-
1994).

+Desmond G. FitzGerald,
55
2015 West Main Street
Stamford, CT 06902

Trustee

Chairman of North American
Properties Group since
January 1987; Advisory
Director, Bank of New
York; Director, Hilliard
Farber & Co.

+James S. Pasman, Jr.,
68
29 The Trillium
Pittsburgh, PA 15238


Trustee

Retired; Director, Tyco
International Ltd.
Conglomerate(2); Director,
Education Management
Corporation(2); Director,
CSAM Income Fund Inc.(3);
Director, CSAM Global
Strategic Inc.(3);
Director and Trustee,
Warburg Pincus Funds(3).


+(1)(4)Edward C.
Schmults, 68
1037 Bailey Road
Cuttingsville, VT 05738


Trustee

Director, Green Point
Financial  Corp and its
subsidiary, Green Point
Bank(2); Director, Destia
Communications, Inc.(2);
Chairman of the Board of
Trustees, The Edna
McConnell Clark
Foundation; Senior Vice
President- External
Affairs and General
Counsel, GTE Corporation
(1984-1994); Director, The
Germany Fund, Inc.(3);
Director, The Central
European Equity Fund,
Inc.(3); Director,
Deutsche Funds, Inc.(3);
Director, Deutsche
Portfolios Trust (3).


+*William E. Small, 57
26 Stowell Road
Winchester, MA 01890

Trustee

Independent Consultant
since 1996; Executive Vice
President of First Data
Investor Services Group
Inc. ("Investor Services
Group") (1993-1996).**

+(1)(4)Werner Walbroel,
61
40 West 57th Street
New York, NY 10019


Trustee

President and Chief
Executive Officer, German
American Chamber of
Commerce, Inc.; President
and Chief Executive
Officer, European American
Chamber of Commerce, Inc.;
Member, United States
German Youth Exchange
Council; Director, TUV
Rheinland of North
America, Inc.; President
and Director, German
American Partnership
Program; Director, AXA
Nordstern Art Insurance
Corporation; Director, DB
New World Fund, Limited
and LDC; Director, The
Germany Fund, Inc.(3);
Director, The Central
European Equity Fund,
Inc.(3); Director,
Deutsche Portfolios
Trust(3).


Gerald J. Holland, 48



President

Vice President of Investor
Services Group since 1994.

Brian J. ONeill, 31



Treasurer

Manager of Investor
Services Groups Financial
Reporting Department since
1994; Supervisor,
Accounting Services Unit
of Investor Services Group
(1992-1994).

Elizabeth A. Russell, 37

Secretary

Counsel of Investor
Services Group since 1994;
Assistant Vice President
and Counsel, The Boston
Company Advisors, Inc.
(1993-1994).

+   Member of the Audit Committee.
* While currently deemed non-interested, Mr. Small was deemed an interested person within Section 2(a)(19) of the 1940 Act until December
31, 1998 as a result of his employment until December 1996 by Investor Services Group.
**  Administrator of the Trust.
Holds two other directorships in the Fund Complex, which consists of the Trust, Deutsche Funds, Inc. and Deutsche Portfolio Trust.
A publicly held company with securities registered pursuant to Section 12 of the Exchange Act.
An investment company registered under the 1940 Act.
Trustee since September 30, 1999.

Mr. Holland, Mr. ONeill and Ms. Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Services Group, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.


The following information supplements the applicable sections relating to the Investment Adviser in the Funds Statement of Additional Information:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. (Deutsche Bank). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. A Special Meeting of Shareholders of BT Insurance Funds Trust (Special Meeting) was held on September 30, 1999.

Shareholders voted at the Special Meeting to approve a new investment management agreement (the Management Agreement) with Bankers Trust Company (Bankers Trust). Approval of the Management Agreement was sought because Deutsche Bank became Bankers Trusts parent company and, therefore, controls its operations as investment adviser.

At the Special Meeting, shareholders of each Fund also approved a new investment management agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc.
(DAMI). The new investment management agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees who are not interested persons (Independent Trustees). Shareholders of each Fund also approved a new investment sub-management agreement among the Trust, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMIs responsibilities, at DAMIs expense, upon approval of the Independent Trustees. The new investment management agreement may be implemented within two years of the date of the Special Meeting.

The new investment management agreement with DAMI and the new investment sub-management agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment management and investment sub-management agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Banks U.S. mutual fund operations.

Under the new investment management agreement and new investment sub-management agreement, the compensation paid and the services provided would be the same as those provided under the Management Agreement with Bankers Trust.

About Bankers Trust. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

About DAMI. DAMI is a subsidiary of Morgan Grenfell Asset Management Ltd., a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.



December 7, 1999

Please Retain This Supplement For Future Reference

BT INSURANCE FUNDS TRUST

International Equity Fund
Small Cap Fund
U.S. Bond Index Fund

Supplement to each Funds Statement of Additional Information dated April 30,
1999

This supplement provides new and additional information beyond that contained in each Funds Statement of Additional Information. It should be retained and read in conjunction with each Funds Statement of Additional Information.

Effective December 1, 1999, Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428, replaced First Data Distributors, Inc. as the Funds distributor.

Effective December 1, 1999, First Data Investor Services Group, Inc. (Investor Services Group), the Funds Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc.

The following information replaces similar information relating to the Trustees and Officers in each Funds Statement of Additional Information:

Trustees and Officers

Name, Address and Age

Position Held with the
Trust
Principal Occupations
During
Past 5 Years



+Robert R. Coby, 47
118 North Drive
North Massapequa, NY
11758
Trustee
Independent Consultant
since April 1999;
President of Lynch &
Mayer, Inc., (1996-1999);
President of Leadership
Capital Inc. (1995-1996);
Chief Operating Officer of
CS First Boston Investment
Management, Inc. (1994-
1995); President of
Blackhawk L.P. (1993-
1994).

+Desmond G. FitzGerald,
55
2015 West Main Street
Stamford, CT 06902

Trustee

Chairman of North American
Properties Group since
January 1987; Advisory
Director, Bank of New
York; Director, Hilliard
Farber & Co.

+James S. Pasman, Jr.,
68
29 The Trillium
Pittsburgh, PA 15238


Trustee

Retired; Director, Tyco
International Ltd.
Conglomerate(2); Director,
Education Management
Corporation(2); Director,
CSAM Income Fund Inc.(3);
Director, CSAM Global
Strategic Inc.(3);
Director and Trustee,
Warburg Pincus Funds(3).


+(1)(4)Edward C.
Schmults, 68
1037 Bailey Road
Cuttingsville, VT 05738


Trustee

Director, Green Point
Financial  Corp and its
subsidiary, Green Point
Bank(2); Director, Destia
Communications, Inc.(2);
Chairman of the Board of
Trustees, The Edna
McConnell Clark
Foundation; Senior Vice
President- External
Affairs and General
Counsel, GTE Corporation
(1984-1994); Director, The
Germany Fund, Inc.(3);
Director, The Central
European Equity Fund,
Inc.(3); Director,
Deutsche Funds, Inc.(3);
Director, Deutsche
Portfolios Trust (3).


+*William E. Small, 57
26 Stowell Road
Winchester, MA 01890

Trustee

Independent Consultant
since 1996; Executive Vice
President of First Data
Investor Services Group
Inc. ("Investor Services
Group") (1993-1996).**

+(1)(4)Werner Walbroel,
61
40 West 57th Street
New York, NY 10019


Trustee

President and Chief
Executive Officer, German
American Chamber of
Commerce, Inc.; President
and Chief Executive
Officer, European American
Chamber of Commerce, Inc.;
Member, United States
German Youth Exchange
Council; Director, TUV
Rheinland of North
America, Inc.; President
and Director, German
American Partnership
Program; Director, AXA
Nordstern Art Insurance
Corporation; Director, DB
New World Fund, Limited
and LDC; Director, The
Germany Fund, Inc.(3);
Director, The Central
European Equity Fund,
Inc.(3); Director,
Deutsche Portfolios
Trust(3).


Gerald J. Holland, 48



President

Vice President of Investor
Services Group since 1994.

Brian J. ONeill, 31



Treasurer

Manager of Investor
Services Groups Financial
Reporting Department since
1994; Supervisor,
Accounting Services Unit
of Investor Services Group
(1992-1994).

Elizabeth A. Russell, 37

Secretary

Counsel of Investor
Services Group since 1994;
Assistant Vice President
and Counsel, The Boston
Company Advisors, Inc.
(1993-1994).

+   Member of the Audit Committee.
* While currently deemed non-interested, Mr. Small was deemed an interested person within Section 2(a)(19) of the 1940 Act until December
31, 1998 as a result of his employment until December 1996 by Investor Services Group.
**  Administrator of the Trust.
Holds two other directorships in the Fund Complex, which consists of the Trust, Deutsche Funds, Inc. and Deutsche Portfolio Trust.
A publicly held company with securities registered pursuant to Section 12 of the Exchange Act.
An investment company registered under the 1940 Act.
Trustee since September 30, 1999.

Mr. Holland, Mr. ONeill and Ms. Russell also hold similar positions for other investment companies for which First Data Distributors, an affiliate of Investor Services Group, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of First Data Distributors or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.


The following information supplements the applicable sections relating to the Investment Adviser in each Funds Statement of Additional Information:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. (Deutsche Bank). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

The Board of Trustees voted at meeting held on February 25, 1999 to approve a new investment management agreement (the Management Agreement) with Bankers Trust Company (Bankers Trust) and for such Management Agreement to be submitted to the shareholders of each Fund for their approval. Approval of the Management Agreement was sought because Deutsche Bank became Bankers Trusts parent company and, therefore, controls its operations as investment adviser.

The Board of Trustees also voted at a meeting held on July 27, 1999 to approve a new investment management agreement with Morgan Grenfell, Inc. and for such investment management agreement to be submitted to the shareholders of each Fund for their approval. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. (DAMI). The new investment management agreement with DAMI may be implemented upon approval of a majority of the members of the Board of Trustees who are not interested persons (Independent Trustees). The Board of Trustees also approved a new investment sub-management agreement among the Trust, DAMI and Bankers Trust, to be submitted to the shareholders of each Fund for their approval, under which Bankers Trust may perform certain of DAMIs responsibilities, at DAMIs expense, upon approval of the Independent Trustees.

The new investment management agreement with DAMI and the new investment sub-management agreement with Bankers Trust will permit Deutsche Bank to simplify the organizational structure of its U.S. mutual fund operations, enhance the efficiency of their administration and promote consistency of internal controls, compliance and regulatory oversight. The deferral in implementing the new investment management and investment sub-management agreements is needed to permit Deutsche Bank a sufficient amount of time to plan, prepare and institute the necessary arrangements for DAMI to consolidate Deutsche Banks U.S. mutual fund operations.

Under the new investment management agreement and new investment sub-management agreement, the compensation paid and the services provided would be the same as those provided under the Management Agreement with Bankers Trust.

About Bankers Trust. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

About DAMI. DAMI is a subsidiary of Morgan Grenfell Asset Management Ltd., a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.



December 7, 1999

Please Retain This Supplement For Future Reference